Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,626,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,670.25
Offering Note	The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of the registration fee for Registration Statement No. 333-272489 filed on June 7, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,832.49
Offering Note	See Offering Note 1